Line of Credit and Debt (Q2) (Details) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	May 06, 2019	May 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Aug. 31, 2018	Aug. 31, 2017
Line of Credit and Debt [Abstract]
Long-term debt, current portion			$ 6,200,000		$ 6,200,000		$ 1,600,000	$ 0	$ 233,011
Interest expenses			100,000	$ 100,000	100,000	$ 100,000
Line of Credit [Member]
Line of Credit and Debt [Abstract]
Maximum borrowing capacity		$ 2,000,000					4,600,000
Line of credit			0		0		$ 4,600,000
Line of Credit [Member] | LIBOR [Member]
Line of Credit and Debt [Abstract]
Variable interest rate		3.00%
Note Payable [Member]
Line of Credit and Debt [Abstract]
Long-term debt, interest rate							26.60%
Term principal and interest due							30 days
Interest paid					0
Long-term debt, current portion			$ 0		$ 0		$ 1,600,000
Revolving Credit Agreement [Member]
Line of Credit and Debt [Abstract]
Maximum borrowing capacity							$ 6,200,000
Fee paid upon closing	$ 10,000
Late charge percentage	5.00%
Late charge period	10 days
Required amount of deposit at bank	$ 6,200,000
Revolving Credit Agreement [Member] | LIBOR [Member]
Line of Credit and Debt [Abstract]
Variable interest rate	3.70%